Prepayments and Other Assets (Current) (Tables)	12 Months Ended
Jun. 30, 2019
PREPAYMENTS AND OTHER ASSETS (CURRENT)
Schedule of Prepayments and Other Assets (Current)

	2019 A$	2018 A$
Prepayments	159,844	139,767
Inventories at the lower of cost and net realizable value	31,865	59,007
Performance bond and deposits	53,456	3,505
Total current prepayments and other assets	245,165	202,279